Recast Segment Information - Recast Segment Revenue (Details) - USD ($) $ in Millions	3 Months Ended				12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Net revenue from external customers	$ 278.2	$ 337.8	$ 185.1	$ 252.9	$ 1,054.0	$ 1,329.7
Intercompany net revenue	0.0	0.0	0.0	0.0	0.0	0.0
Operating Segments | External Customer
Segment Reporting Information [Line Items]
Net revenue from external customers	278.2	337.8	185.1	252.9	1,054.0	1,329.7
Operating Segments | Live and Historical Racing
Segment Reporting Information [Line Items]
Net revenue from external customers	58.3	71.1	30.3	29.1	188.8	292.2
Intercompany net revenue	3.9	7.3	7.0	1.0	19.2	15.5
Operating Segments | Live and Historical Racing | External Customer
Segment Reporting Information [Line Items]
Net revenue from external customers	54.4	63.8	23.3	28.1	169.6	276.7
Operating Segments | TwinSpires
Segment Reporting Information [Line Items]
Net revenue from external customers	97.3	127.6	121.7	69.4	416.0	296.7
Intercompany net revenue	0.3	0.5	0.4	0.3	1.5	1.1
Operating Segments | TwinSpires | External Customer
Segment Reporting Information [Line Items]
Net revenue from external customers	97.0	127.1	121.3	69.1	414.5	295.6
Operating Segments | Gaming
Segment Reporting Information [Line Items]
Net revenue from external customers	119.4	133.7	37.3	147.4	437.8	689.7
Intercompany net revenue	0.8	0.2	0.0	1.5	2.5	2.4
Operating Segments | Gaming | External Customer
Segment Reporting Information [Line Items]
Net revenue from external customers	118.6	133.5	37.3	145.9	435.3	687.3
All Other
Segment Reporting Information [Line Items]
Net revenue from external customers	11.0	17.2	6.0	12.2	46.4	81.4
Intercompany net revenue	2.8	3.8	2.8	2.4	11.8	11.3
All Other | External Customer
Segment Reporting Information [Line Items]
Net revenue from external customers	8.2	13.4	3.2	9.8	34.6	70.1
Eliminations
Segment Reporting Information [Line Items]
Net revenue from external customers	(7.8)	(11.8)	(10.2)	(5.2)	(35.0)	(30.3)
Intercompany net revenue	(7.8)	(11.8)	(10.2)	(5.2)	(35.0)	(30.3)
Churchill Downs Racetrack | Operating Segments | Live and Historical Racing | External Customer
Segment Reporting Information [Line Items]
Net revenue from external customers	10.9	34.9	15.6	1.9	63.3	187.6
Derby City Gaming | Operating Segments | Live and Historical Racing | External Customer
Segment Reporting Information [Line Items]
Net revenue from external customers	24.3	25.9	7.7	21.6	79.5	86.6
Oak Grove | Operating Segments | Live and Historical Racing | External Customer
Segment Reporting Information [Line Items]
Net revenue from external customers	14.2	2.4	0.0	0.0	16.6	0.0
Turfway Park | Operating Segments | Live and Historical Racing | External Customer
Segment Reporting Information [Line Items]
Net revenue from external customers	1.9	0.6	0.0	4.6	7.1	2.5
Newport | Operating Segments | Live and Historical Racing | External Customer
Segment Reporting Information [Line Items]
Net revenue from external customers	3.1	0.0	0.0	0.0	3.1	0.0
Horse Racing | Operating Segments | TwinSpires | External Customer
Segment Reporting Information [Line Items]
Net revenue from external customers	92.7	124.0	119.9	66.6	403.2	289.9
Sports and Casino | Operating Segments | TwinSpires | External Customer
Segment Reporting Information [Line Items]
Net revenue from external customers	4.3	3.1	1.4	2.5	11.3	5.7
Fair Grounds and VSI | Operating Segments | Gaming | External Customer
Segment Reporting Information [Line Items]
Net revenue from external customers	27.0	27.9	11.1	31.6	97.6	123.0
Presque Isle | Operating Segments | Gaming | External Customer
Segment Reporting Information [Line Items]
Net revenue from external customers	16.7	27.5	1.9	27.0	73.1	137.5
Calder | Operating Segments | Gaming | External Customer
Segment Reporting Information [Line Items]
Net revenue from external customers	17.8	6.5	5.7	21.8	51.8	99.8
Oxford | Operating Segments | Gaming | External Customer
Segment Reporting Information [Line Items]
Net revenue from external customers	12.5	12.2	0.1	20.1	44.9	101.7
Ocean Downs | Operating Segments | Gaming | External Customer
Segment Reporting Information [Line Items]
Net revenue from external customers	18.0	24.3	3.1	14.8	60.2	85.9
Riverwalk | Operating Segments | Gaming | External Customer
Segment Reporting Information [Line Items]
Net revenue from external customers	11.7	15.2	7.4	12.0	46.3	56.1
Harlow’s | Operating Segments | Gaming | External Customer
Segment Reporting Information [Line Items]
Net revenue from external customers	11.0	12.7	5.7	11.3	40.7	54.0
Lady Luck Nemacolin | Operating Segments | Gaming | External Customer
Segment Reporting Information [Line Items]
Net revenue from external customers	$ 3.9	$ 7.2	$ 2.3	$ 7.3	$ 20.7	$ 29.3